Accounts Receivable, Net	6 Months Ended
Sep. 30, 2024
Accounts Receivable, Net [Abstract]
ACCOUNTS RECEIVABLE, NET

Note 6 — ACCOUNTS RECEIVABLE, NET

Accounts receivable, net consist of the following:

	As of
	March 31, 2024	September 30, 2024	September 30, 2024
	S$	S$	US$
Accounts receivable – third parties	12,259,209	13,630,097	10,622,786
Less: Allowance for credit losses – third parties	(751,145)	(884,763)	(689,551)
Accounts receivable, net	11,508,064	12,745,334	9,933,235

As at the end of each reporting period, the aging analysis of accounts receivable, net of allowance for expected credit losses, based on due date is as follows:

	As of
	March 31, 2024	September 30, 2024	September 30, 2024
	S$	S$	US$
Within 30 days	8,777,769	10,334,958	8,054,679
Between 31 and 60 days	1,407,083	1,296,820	1,010,693
Between 61 and 90 days	1,006,916	795,848	620,254
Between 91 and 120 days	316,296	317,708	247,609
Over 120 days	—	—	—
Total accounts receivable, net	11,508,064	12,745,334	9,933,235

For the financial periods ended March 31, 2024 and September 30, 2024, there’s no outstanding receivables past due more than one year from the end of the reporting period.

Movements of allowance for credit losses — third parties are as follows:

	As of
	March 31, 2024	September 30, 2024	September 30, 2024
	S$	S$	US$
Allowance for expected credit losses, beginning	727,552	751,145	585,415
Write-off	(44,843)	—	—
Additions	68,436	133,618	104,136
Allowance for expected credit losses, ending	751,145	884,763	689,551